Fair Value Disclosures (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value disclosure
Cost	$ 3,561,505
Other intangible assets	16,548	18,335
Non-recurring basis
Fair value disclosure
Goodwill	0	0	0
Other intangible assets	0	0	0
Single broker quotes | Level 3
Fair value disclosure
Cost	13,821	19,532
Independent and non-binding broker quotes | Level 3
Fair value disclosure
Cost	$ 11,934	$ 15,202